Variable Interest Entity (Tables)	6 Months Ended
Jun. 30, 2021
Variable Interest Entity
Schedule of variable interest entities

	June 30,	December 31,
	2021	2020
Current assets
Cash and cash equivalents	$637,886	$206,893
Restricted cash	—	220,109
Accounts receivable, net	16,618	—
Prepaid taxes	1,020,373	1,045,027
Inventories, net	344,402	301,607
Advances to suppliers, net	1,181,500	333,010
Prepaid expenses and other receivables, net	38,670	37,104
Total Current Assets	3,239,449	2,143,750

Non-current assets
Property, plant and equipment, net	1,076,846	1,157,803
Manufacturing rebate receivable	5,815,305	5,755,237
Intangible assets, net	234,157	462,279
Total Assets	$10,365,757	$9,519,069

Current liabilities
Bank acceptance notes payable	$—	$220,109
Accounts payable	1,191,763	1,207,623
Customer deposits	1,140,289	381,623
Taxes payable	—	369
Due to related parties	901,906	892,590
Accrued liabilities and other payables	324,691	350,928
Total Current Liabilities	3,558,649	3,053,242
Total Liabilities	$3,558,649	$3,053,242